Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Total revenues, net of rebates and discounts (including transactions with related parties)	$ 460,428	$ 323,140	$ 363,722
Costs of revenues (including transactions with related parties)	242,886	155,567	200,649
Related parties
Related party transactions
Total revenues, net of rebates and discounts (including transactions with related parties)	16,309	15,963	17,270
Costs of revenues (including transactions with related parties)	$ 0	$ 0	$ 39